Instruments eligible as capital (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Instruments Eligible As Capital
Balance at beginning of the year	$ 12,056	$ 15,492	$ 22,084
Interest accrued	(882)	2,137	1,689
Fair value changes	8,192	(5,717)	(3,673)
Own credit transferred to OCI	(2,008)	1,051	219
Effect of changes in exchange rates (OCI)	(5,851)	(907)	(4,827)
Balance at end of the year	$ 11,507	$ 12,056	$ 15,492